Income Taxes (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Deferred tax assets gross		$ 862,571	$ 23,292
Net operating loss carry-forwards		616,910	14,367
Surfside Acquisition Inc.
Income Tax Disclosure [Line Items]
Deferred tax assets gross	$ 37,500	32,500	23,100
Net operating loss carry-forwards	$ 179,000	$ 155,000	$ 110,000